Regulatory Capital Financial Instruments (Details) - Schedule of movements of subordinated bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of movements of subordinated bonds [Abstract]
Balances as of January 1,	$ 1,461,637	$ 1,357,529
Balances as of December 31,	1,733,869	1,461,637
New issues/placements	101,503	83,557
Accrued interest at effective interés rate	6,563	(4,250)
Readjustments accrued by UF or exchange rate	172,941	25,001
Others	$ (8,775)	$ (200)